Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000017258 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017258 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017258 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000017258 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017258 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017258 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017258 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017258 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017258 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017258 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000017258 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000017258 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000017258 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000017258 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017258 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017258 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000017258 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000017258 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000017258 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000146677 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000146677 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000146677 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000146677 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000146677 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000146677 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000146677 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000146677 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000146677 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000146677 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000146677 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000146677 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000146677 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000146677 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000146677 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000146677 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000146677 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000146677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000146677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000146677 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000045541 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000045541 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000045541 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000045541 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000045541 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000045541 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000045541 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000045541 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000045541 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000045541 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000045541 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000045541 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000045541 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000045541 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000045541 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000045541 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000045541 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000045541 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000045541 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000045541 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000066833 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000066833 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000066833 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000066833 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000066833 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000066833 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000066833 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000066833 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000066833 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000066833 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000066833 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000066833 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000066833 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000066833 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000066833 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000066833 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000066833 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000066833 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000066833 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000066833 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000017257 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017257 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017257 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000017257 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017257 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017257 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017257 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017257 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017257 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017257 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000017257 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000017257 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000017257 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000017257 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017257 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017257 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000017257 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000017257 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000017257 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000017255 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017255 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000017255 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000017255 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000017255 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017255 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000017255 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000017255 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017255 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000017255 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000017255 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000017255 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000017255 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000017255 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000017255 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017255 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000017255 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000017255 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.31%
C000017255 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
C000017264 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000017264 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000017264 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000017264 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017264 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000017264 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000017264 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017264 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017264 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017264 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000017264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
C000017264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[1]
C000017264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[1]
C000017264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[1]
C000017264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[1]
C000017264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[1]
C000017264 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[1]
C000017266 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000017266 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000017266 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000017266 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017266 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000017266 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000017266 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017266 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017266 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017266 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000017266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[2]
C000017266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[2]
C000017266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[2]
C000017266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[2]
C000017266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[2]
C000017266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[2]
C000017266 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[2]
C000017263 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000017263 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000017263 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000017263 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017263 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000017263 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000017263 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017263 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017263 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017263 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000017263 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[3]
C000017263 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[3]
C000017263 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[3]
C000017263 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[3]
C000017263 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[3]
C000017263 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[3]
C000017263 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[3]
C000045542 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000045542 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000045542 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000045542 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000045542 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000045542 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000045542 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000045542 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000045542 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000045542 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000045542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[4]
C000045542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[4]
C000045542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[4]
C000045542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[4]
C000045542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[4]
C000045542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[4]
C000045542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[4]
C000146678 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000146678 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000146678 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000146678 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000146678 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000146678 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000146678 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000146678 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000146678 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146678 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000146678 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[5]
C000146678 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[5]
C000146678 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[5]
C000146678 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[5]
C000146678 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[5]
C000146678 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[5]
C000146678 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[5]
C000017267 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000017267 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
C000017267 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000017267 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.48%
C000017267 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
C000017267 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000017267 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017267 [Member] | Lam Research [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017267 [Member] | Micron Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017267 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000017267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[6]
C000017267 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[6]
C000017267 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.03%	[6]
C000017267 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%	[6]
C000017267 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[6]
C000017267 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.38%	[6]
C000017267 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%	[6]
C000017272 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000017272 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000017272 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017272 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017272 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017272 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017272 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017272 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017272 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017272 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[7]
C000017272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[7]
C000017272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[7]
C000017272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[7]
C000017272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[7]
C000017272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[7]
C000017272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[7]
C000017272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[7]
C000017272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[7]
C000146679 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000146679 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000146679 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000146679 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000146679 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000146679 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000146679 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000146679 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000146679 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000146679 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[8]
C000146679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[8]
C000146679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[8]
C000146679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[8]
C000146679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[8]
C000146679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[8]
C000146679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[8]
C000146679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[8]
C000146679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[8]
C000045543 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000045543 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000045543 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000045543 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000045543 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000045543 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000045543 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000045543 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000045543 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000045543 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000045543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[9]
C000045543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[9]
C000045543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[9]
C000045543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[9]
C000045543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[9]
C000045543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[9]
C000045543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[9]
C000045543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[9]
C000045543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[9]
C000017268 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000017268 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000017268 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017268 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017268 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017268 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017268 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017268 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017268 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017268 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[10]
C000017268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[10]
C000017268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[10]
C000017268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[10]
C000017268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[10]
C000017268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[10]
C000017268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[10]
C000017268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[10]
C000017268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[10]
C000017271 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000017271 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000017271 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017271 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017271 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017271 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017271 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017271 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017271 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017271 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[11]
C000017271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[11]
C000017271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[11]
C000017271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[11]
C000017271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[11]
C000017271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[11]
C000017271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[11]
C000017271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[11]
C000017271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[11]
C000017269 [Member] | Advanced Energy Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000017269 [Member] | Dorman Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000017269 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000017269 [Member] | Ollie s Bargain Outlet Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000017269 [Member] | Everus Construction Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000017269 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017269 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017269 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017269 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000017269 [Member] | Lumentum Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[12]
C000017269 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.51%	[12]
C000017269 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[12]
C000017269 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.13%	[12]
C000017269 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.47%	[12]
C000017269 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.98%	[12]
C000017269 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[12]
C000017269 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[12]
C000017269 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[12]
C000017277 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017277 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017277 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000017277 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000017277 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000017277 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000017277 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000017277 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017277 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000017277 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[13]
C000017277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[13]
C000017277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[13]
C000017277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[13]
C000017277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[13]
C000017277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[13]
C000017277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[13]
C000017277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[13]
C000017277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[13]
C000017279 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017279 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017279 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000017279 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000017279 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000017279 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000017279 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000017279 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017279 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000017279 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017279 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[14]
C000017279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[14]
C000017279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[14]
C000017279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[14]
C000017279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[14]
C000017279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[14]
C000017279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[14]
C000017279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[14]
C000017279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[14]
C000122149 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000122149 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000122149 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000122149 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000122149 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000122149 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000122149 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000122149 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000122149 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000122149 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000122149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[15]
C000122149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[15]
C000122149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[15]
C000122149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[15]
C000122149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[15]
C000122149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[15]
C000122149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[15]
C000122149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[15]
C000122149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[15]
C000045545 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000045545 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000045545 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000045545 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000045545 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000045545 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000045545 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000045545 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000045545 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000045545 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000045545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[16]
C000045545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[16]
C000045545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[16]
C000045545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[16]
C000045545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[16]
C000045545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[16]
C000045545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[16]
C000045545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[16]
C000045545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[16]
C000146680 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000146680 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000146680 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000146680 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000146680 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000146680 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000146680 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000146680 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000146680 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000146680 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000146680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[17]
C000146680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[17]
C000146680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[17]
C000146680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[17]
C000146680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[17]
C000146680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[17]
C000146680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[17]
C000146680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[17]
C000146680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[17]
C000017280 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000017280 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
C000017280 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000017280 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000017280 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000017280 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000017280 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
C000017280 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017280 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000017280 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000017280 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.66%	[18]
C000017280 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%	[18]
C000017280 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%	[18]
C000017280 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%	[18]
C000017280 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%	[18]
C000017280 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.46%	[18]
C000017280 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[18]
C000017280 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[18]
C000017280 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[18]
C000017284 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000017284 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000017284 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000017284 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000017284 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000017284 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000017284 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000017284 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000017284 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017284 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000146681 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000146681 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000146681 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000146681 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000146681 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000146681 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000146681 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000146681 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000146681 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000146681 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000045546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000045546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000045546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000045546 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000045546 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000045546 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000045546 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000045546 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000045546 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000045546 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000122150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000122150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000122150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000122150 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000122150 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000122150 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000122150 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000122150 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000122150 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000122150 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000017283 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000017283 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000017283 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000017283 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000017283 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000017283 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000017283 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000017283 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000017283 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017283 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000017281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000017281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
C000017281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000017281 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000017281 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000017281 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000017281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.33%
C000017281 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000017281 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000017281 [Member] | Automotive Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000017290 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017290 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000017290 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000017290 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000017290 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000017290 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017290 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000017290 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017290 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000017290 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000017290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[19]
C000017290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[19]
C000017290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[19]
C000017290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[19]
C000017290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[19]
C000017290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[19]
C000017290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000017290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000017290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000017292 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017292 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000017292 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000017292 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000017292 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000017292 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017292 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000017292 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017292 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000017292 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000017292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[20]
C000017292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[20]
C000017292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[20]
C000017292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[20]
C000017292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[20]
C000017292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[20]
C000017292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000017292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000017292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[20]
C000017289 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017289 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000017289 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000017289 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000017289 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000017289 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017289 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000017289 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017289 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000017289 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000017289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[21]
C000017289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[21]
C000017289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[21]
C000017289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[21]
C000017289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[21]
C000017289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[21]
C000017289 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000017289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000017289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[21]
C000045547 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000045547 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000045547 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000045547 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000045547 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000045547 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000045547 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000045547 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000045547 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000045547 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000045547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[22]
C000045547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[22]
C000045547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[22]
C000045547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[22]
C000045547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[22]
C000045547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[22]
C000045547 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000045547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000045547 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[22]
C000146682 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000146682 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000146682 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000146682 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000146682 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000146682 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000146682 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000146682 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000146682 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000146682 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146682 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[23]
C000146682 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[23]
C000146682 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[23]
C000146682 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[23]
C000146682 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[23]
C000146682 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[23]
C000146682 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000146682 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000146682 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[23]
C000017293 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000017293 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000017293 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000017293 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
C000017293 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000017293 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000017293 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000017293 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000017293 [Member] | Intuit [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000017293 [Member] | Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000017293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%	[24]
C000017293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%	[24]
C000017293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[24]
C000017293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%	[24]
C000017293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%	[24]
C000017293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.08%	[24]
C000017293 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000017293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000017293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[24]
C000017302 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017302 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017302 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000017302 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017302 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000017302 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017302 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017302 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017302 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000017302 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[25]
C000017302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[25]
C000017302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[25]
C000017302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[25]
C000017302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[25]
C000017302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[25]
C000017302 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[25]
C000017302 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[25]
C000017302 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[25]
C000146684 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000146684 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000146684 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000146684 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000146684 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000146684 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146684 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000146684 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000146684 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000146684 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000146684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[26]
C000146684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[26]
C000146684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[26]
C000146684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[26]
C000146684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[26]
C000146684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[26]
C000146684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[26]
C000146684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[26]
C000146684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[26]
C000045549 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000045549 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000045549 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000045549 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000045549 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000045549 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000045549 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000045549 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000045549 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000045549 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000045549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[27]
C000045549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[27]
C000045549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[27]
C000045549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[27]
C000045549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[27]
C000045549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[27]
C000045549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[27]
C000045549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[27]
C000045549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[27]
C000017298 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017298 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017298 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000017298 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017298 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000017298 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017298 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017298 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017298 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000017298 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[28]
C000017298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[28]
C000017298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[28]
C000017298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[28]
C000017298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[28]
C000017298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[28]
C000017298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[28]
C000017298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[28]
C000017298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[28]
C000017301 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017301 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017301 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000017301 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017301 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000017301 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017301 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017301 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017301 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000017301 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017301 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[29]
C000017301 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[29]
C000017301 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[29]
C000017301 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[29]
C000017301 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[29]
C000017301 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[29]
C000017301 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[29]
C000017301 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[29]
C000017301 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[29]
C000017299 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017299 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017299 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
C000017299 [Member] | Datadog Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000017299 [Member] | Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000017299 [Member] | Alnylam Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000017299 [Member] | Cloudflare Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000017299 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000017299 [Member] | Royal Caribbean Cruises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000017299 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%	[30]
C000017299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.07%	[30]
C000017299 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[30]
C000017299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.37%	[30]
C000017299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.55%	[30]
C000017299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.55%	[30]
C000017299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%	[30]
C000017299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[30]
C000017299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[30]
C000030961 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000030961 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000030961 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000030961 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030961 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030961 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030961 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030961 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000030961 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030961 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000030961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[31]
C000030961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[31]
C000030961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[31]
C000030961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[31]
C000030961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[31]
C000030961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[31]
C000030963 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000030963 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000030963 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000030963 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030963 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030963 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030963 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030963 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000030963 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030963 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000030963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[32]
C000030963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[32]
C000030963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[32]
C000030963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[32]
C000030963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[32]
C000030963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[32]
C000122152 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000122152 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000122152 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000122152 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000122152 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000122152 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000122152 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000122152 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000122152 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000122152 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000122152 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[33]
C000122152 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[33]
C000122152 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[33]
C000122152 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[33]
C000122152 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[33]
C000122152 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[33]
C000045550 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000045550 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000045550 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000045550 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000045550 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000045550 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000045550 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000045550 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000045550 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000045550 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000045550 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[34]
C000045550 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[34]
C000045550 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[34]
C000045550 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[34]
C000045550 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[34]
C000045550 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[34]
C000146685 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000146685 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000146685 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000146685 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000146685 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000146685 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000146685 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000146685 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000146685 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000146685 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000146685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[35]
C000146685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[35]
C000146685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[35]
C000146685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[35]
C000146685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[35]
C000146685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[35]
C000030964 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
C000030964 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000030964 [Member] | RWE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000030964 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030964 [Member] | Schneider Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030964 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030964 [Member] | First Solar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
C000030964 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000030964 [Member] | EDP Renovaveis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000030964 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000030964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.89%	[36]
C000030964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[36]
C000030964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.55%	[36]
C000030964 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%	[36]
C000030964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%	[36]
C000030964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[36]
C000073859 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073859 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000073859 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073859 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073859 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000073859 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073859 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073859 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000073859 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073859 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073859 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000073859 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000073859 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073859 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000073859 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000073859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000073859 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000073859 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000073859 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000073859 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000146686 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000146686 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000146686 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000146686 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000146686 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000146686 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000146686 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146686 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000146686 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000146686 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000146686 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000146686 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000146686 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146686 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000146686 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146686 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000146686 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000146686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000146686 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000146686 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000073858 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073858 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000073858 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073858 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073858 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000073858 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073858 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073858 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000073858 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073858 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073858 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000073858 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000073858 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073858 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000073858 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000073858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000073858 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000073858 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000073858 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000073858 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000122153 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000122153 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000122153 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000122153 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000122153 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000122153 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000122153 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122153 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000122153 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000122153 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000122153 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000122153 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000122153 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122153 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000122153 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000122153 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000122153 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000122153 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000122153 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000122153 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000073856 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073856 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000073856 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073856 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073856 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000073856 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073856 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073856 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000073856 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073856 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073856 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000073856 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000073856 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073856 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000073856 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000073856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000073856 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000073856 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000073856 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000073856 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000073854 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073854 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000073854 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073854 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073854 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000073854 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073854 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073854 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000073854 [Member] | AutoZone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073854 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000073854 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000073854 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000073854 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073854 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000073854 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000073854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.55%
C000073854 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.37%
C000073854 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000073854 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000073854 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000073860 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073860 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073860 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073860 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073860 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000073860 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073860 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073860 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073860 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000073860 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000073860 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[37]
C000073860 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[37]
C000073860 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[37]
C000073860 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[37]
C000073860 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[37]
C000073860 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[37]
C000073860 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000073860 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[37]
C000073860 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[37]
C000073860 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[37]
C000073860 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073860 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000073860 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073860 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000073860 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000073860 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073860 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073860 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073860 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000073860 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000073863 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073863 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073863 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073863 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073863 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000073863 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073863 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073863 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073863 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000073863 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000073863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[38]
C000073863 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[38]
C000073863 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[38]
C000073863 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[38]
C000073863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[38]
C000073863 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[38]
C000073863 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000073863 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[38]
C000073863 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[38]
C000073863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[38]
C000073863 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073863 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000073863 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073863 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000073863 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000073863 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073863 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073863 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073863 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000073863 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000122154 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000122154 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000122154 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000122154 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122154 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000122154 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122154 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000122154 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000122154 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000122154 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000122154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[39]
C000122154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[39]
C000122154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[39]
C000122154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[39]
C000122154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[39]
C000122154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[39]
C000122154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000122154 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[39]
C000122154 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[39]
C000122154 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[39]
C000122154 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000122154 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000122154 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000122154 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000122154 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000122154 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000122154 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000122154 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000122154 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000122154 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000073865 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073865 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073865 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073865 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073865 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000073865 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073865 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073865 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073865 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000073865 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000073865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[40]
C000073865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[40]
C000073865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[40]
C000073865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[40]
C000073865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[40]
C000073865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[40]
C000073865 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000073865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[40]
C000073865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[40]
C000073865 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[40]
C000073865 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073865 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000073865 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073865 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000073865 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000073865 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073865 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073865 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073865 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000073865 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000146687 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000146687 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000146687 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000146687 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146687 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000146687 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146687 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000146687 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000146687 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000146687 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000146687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[41]
C000146687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[41]
C000146687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[41]
C000146687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[41]
C000146687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[41]
C000146687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[41]
C000146687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000146687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[41]
C000146687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[41]
C000146687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[41]
C000146687 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000146687 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000146687 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000146687 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000146687 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000146687 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000146687 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000146687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000146687 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000146687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000073861 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073861 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073861 [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073861 [Member] | KLA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073861 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C000073861 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073861 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073861 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073861 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000073861 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000073861 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%	[42]
C000073861 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%	[42]
C000073861 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[42]
C000073861 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.15%	[42]
C000073861 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.51%	[42]
C000073861 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%	[42]
C000073861 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000073861 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%	[42]
C000073861 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[42]
C000073861 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[42]
C000073861 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073861 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000073861 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000073861 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000073861 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000073861 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073861 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073861 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000073861 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000073861 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000073889 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000073889 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073889 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000073889 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000073889 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073889 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073889 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073889 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073889 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073889 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000073889 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000073889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[43]
C000073889 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[43]
C000073889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[43]
C000073889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[43]
C000073889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[43]
C000073889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[43]
C000073889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[43]
C000073889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[43]
C000073889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[43]
C000073889 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[43]
C000073889 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[43]
C000073889 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073889 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000073889 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000073889 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000073889 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000073889 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000073889 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000073889 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000146689 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000146689 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000146689 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000146689 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000146689 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146689 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146689 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000146689 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000146689 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000146689 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000146689 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000146689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[44]
C000146689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[44]
C000146689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[44]
C000146689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[44]
C000146689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[44]
C000146689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[44]
C000146689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[44]
C000146689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[44]
C000146689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[44]
C000146689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[44]
C000146689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[44]
C000146689 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000146689 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000146689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000146689 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000146689 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000146689 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000146689 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000146689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000146689 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000073894 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000073894 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073894 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000073894 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000073894 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073894 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073894 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073894 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073894 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073894 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000073894 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000073894 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[45]
C000073894 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[45]
C000073894 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[45]
C000073894 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[45]
C000073894 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[45]
C000073894 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[45]
C000073894 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[45]
C000073894 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[45]
C000073894 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[45]
C000073894 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[45]
C000073894 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[45]
C000073894 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073894 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000073894 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000073894 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000073894 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000073894 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000073894 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073894 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000073894 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000122158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000122158 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000122158 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000122158 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000122158 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122158 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122158 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000122158 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000122158 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122158 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000122158 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000122158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[46]
C000122158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[46]
C000122158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[46]
C000122158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[46]
C000122158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[46]
C000122158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[46]
C000122158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[46]
C000122158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[46]
C000122158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[46]
C000122158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[46]
C000122158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[46]
C000122158 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000122158 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000122158 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000122158 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000122158 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000122158 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000122158 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000122158 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000122158 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000073892 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000073892 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073892 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000073892 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000073892 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073892 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073892 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073892 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073892 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073892 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000073892 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000073892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[47]
C000073892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[47]
C000073892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[47]
C000073892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[47]
C000073892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[47]
C000073892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[47]
C000073892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[47]
C000073892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[47]
C000073892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[47]
C000073892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[47]
C000073892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[47]
C000073892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000073892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000073892 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000073892 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000073892 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000073892 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000073892 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000073890 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.89%
C000073890 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073890 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000073890 [Member] | China Construction Bank Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000073890 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073890 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000073890 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073890 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073890 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073890 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
C000073890 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000073890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%	[48]
C000073890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[48]
C000073890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.52%	[48]
C000073890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.05%	[48]
C000073890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[48]
C000073890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.72%	[48]
C000073890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[48]
C000073890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[48]
C000073890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%	[48]
C000073890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[48]
C000073890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[48]
C000073890 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073890 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.51%
C000073890 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000073890 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000073890 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000073890 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000073890 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.78%
C000073890 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000073896 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000073896 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000073896 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000073896 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073896 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000073896 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073896 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073896 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073896 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000073896 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000073896 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[49]
C000073896 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[49]
C000073896 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[49]
C000073896 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[49]
C000073896 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[49]
C000073896 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[49]
C000073896 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[49]
C000073896 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[49]
C000073896 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[49]
C000073896 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[49]
C000073898 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000073898 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000073898 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000073898 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073898 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000073898 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073898 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073898 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073898 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000073898 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000073898 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[50]
C000073898 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[50]
C000073898 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[50]
C000073898 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[50]
C000073898 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[50]
C000073898 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[50]
C000073898 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[50]
C000073898 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[50]
C000073898 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[50]
C000073898 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[50]
C000073901 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000073901 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000073901 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000073901 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073901 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000073901 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073901 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073901 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073901 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000073901 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000073901 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[51]
C000073901 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[51]
C000073901 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[51]
C000073901 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[51]
C000073901 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[51]
C000073901 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[51]
C000073901 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[51]
C000073901 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[51]
C000073901 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[51]
C000073901 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[51]
C000073900 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000073900 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000073900 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000073900 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073900 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000073900 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073900 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073900 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073900 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000073900 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000073900 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[52]
C000073900 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[52]
C000073900 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[52]
C000073900 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[52]
C000073900 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[52]
C000073900 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[52]
C000073900 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[52]
C000073900 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[52]
C000073900 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[52]
C000073900 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[52]
C000146690 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000146690 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000146690 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000146690 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000146690 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000146690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000146690 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000146690 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000146690 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000146690 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000146690 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[53]
C000146690 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[53]
C000146690 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[53]
C000146690 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[53]
C000146690 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[53]
C000146690 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[53]
C000146690 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[53]
C000146690 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[53]
C000146690 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[53]
C000146690 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[53]
C000073895 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.68%
C000073895 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000073895 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000073895 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000073895 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000073895 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073895 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073895 [Member] | Invitation Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073895 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000073895 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000073895 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.93%	[54]
C000073895 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.72%	[54]
C000073895 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.51%	[54]
C000073895 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[54]
C000073895 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%	[54]
C000073895 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[54]
C000073895 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[54]
C000073895 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[54]
C000073895 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[54]
C000073895 [Member] | REIT Office [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[54]
C000073902 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073902 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000073902 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000073902 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073902 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000073902 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073902 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000073902 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000073902 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073902 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073902 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[55]
C000073902 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[55]
C000073902 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[55]
C000073902 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[55]
C000073902 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[55]
C000073902 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[55]
C000073902 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[55]
C000073902 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[55]
C000073902 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[55]
C000073902 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[55]
C000073902 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[55]
C000146691 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000146691 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000146691 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000146691 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000146691 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000146691 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000146691 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000146691 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000146691 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000146691 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[56]
C000146691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[56]
C000146691 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[56]
C000146691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[56]
C000146691 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[56]
C000146691 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[56]
C000146691 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[56]
C000146691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[56]
C000146691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[56]
C000146691 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[56]
C000146691 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[56]
C000073907 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073907 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000073907 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000073907 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073907 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000073907 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073907 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000073907 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000073907 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073907 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[57]
C000073907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[57]
C000073907 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[57]
C000073907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[57]
C000073907 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[57]
C000073907 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[57]
C000073907 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[57]
C000073907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[57]
C000073907 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[57]
C000073907 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[57]
C000073907 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[57]
C000122159 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000122159 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000122159 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000122159 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000122159 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000122159 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122159 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000122159 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000122159 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000122159 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000122159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[58]
C000122159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[58]
C000122159 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[58]
C000122159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[58]
C000122159 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[58]
C000122159 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[58]
C000122159 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[58]
C000122159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[58]
C000122159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[58]
C000122159 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[58]
C000122159 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[58]
C000073905 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073905 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000073905 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000073905 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073905 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000073905 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073905 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000073905 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000073905 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073905 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[59]
C000073905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[59]
C000073905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[59]
C000073905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[59]
C000073905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[59]
C000073905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[59]
C000073905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[59]
C000073905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[59]
C000073905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[59]
C000073905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[59]
C000073905 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[59]
C000073903 [Member] | Lincoln Electric Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073903 [Member] | WESCO International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000073903 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000073903 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073903 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000073903 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073903 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000073903 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000073903 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073903 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%	[60]
C000073903 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[60]
C000073903 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[60]
C000073903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.07%	[60]
C000073903 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.89%	[60]
C000073903 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.73%	[60]
C000073903 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[60]
C000073903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[60]
C000073903 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[60]
C000073903 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[60]
C000073903 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%	[60]
C000073942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000073942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000073942 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000073942 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000073942 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073942 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073942 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073942 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000073942 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073942 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073942 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073942 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000073942 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000073942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000073942 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000073942 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073942 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000073942 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000073939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000073939 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000073939 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000073939 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073939 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073939 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073939 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000073939 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073939 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073939 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073939 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000073939 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000073939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000073939 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000073939 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000073939 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000122165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000122165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000122165 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000122165 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000122165 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000122165 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122165 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000122165 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000122165 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000122165 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000122165 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000122165 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000122165 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000122165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000122165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000122165 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000122165 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000122165 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000122165 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000122165 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000073940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000073940 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000073940 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000073940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073940 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073940 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073940 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000073940 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073940 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073940 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073940 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000073940 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000073940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000073940 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000073940 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000073940 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000146697 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000146697 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000146697 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000146697 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000146697 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000146697 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000146697 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000146697 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000146697 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000146697 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000146697 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000146697 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000146697 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000146697 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000146697 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000146697 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000146697 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000146697 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000146697 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000146697 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000073941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000073941 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000073941 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
C000073941 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073941 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073941 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073941 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000073941 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000073941 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073941 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000073941 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.38%
C000073941 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	8.07%
C000073941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	41.59%
C000073941 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000073941 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073941 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000073941 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000073948 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073948 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000073948 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073948 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073948 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000073948 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073948 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000073948 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073948 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000073948 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073948 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[61]
C000073948 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[61]
C000073948 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[61]
C000073948 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[61]
C000073948 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[61]
C000146698 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146698 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000146698 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000146698 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146698 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000146698 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000146698 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000146698 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000146698 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000146698 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000146698 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[62]
C000146698 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[62]
C000146698 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[62]
C000146698 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[62]
C000146698 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[62]
C000073946 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073946 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000073946 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073946 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073946 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000073946 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073946 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000073946 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073946 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000073946 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073946 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[63]
C000073946 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[63]
C000073946 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[63]
C000073946 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[63]
C000073946 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[63]
C000073947 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073947 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000073947 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073947 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073947 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000073947 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073947 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000073947 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073947 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000073947 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073947 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[64]
C000073947 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[64]
C000073947 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[64]
C000073947 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[64]
C000073947 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[64]
C000073944 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073944 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000073944 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073944 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073944 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000073944 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073944 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000073944 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073944 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000073944 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073944 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[65]
C000073944 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[65]
C000073944 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[65]
C000073944 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[65]
C000073944 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[65]
C000073949 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073949 [Member] | Valterra Platinum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000073949 [Member] | ERO Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073949 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073949 [Member] | Steel Dynamics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C000073949 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000073949 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000073949 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000073949 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000073949 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.14%
C000073949 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[66]
C000073949 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[66]
C000073949 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.97%	[66]
C000073949 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[66]
C000073949 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.74%	[66]
C000073961 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073961 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073961 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000073961 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073961 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073961 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073961 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000073961 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073961 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073961 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[67]
C000073961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[67]
C000073961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[67]
C000073961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[67]
C000073961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[67]
C000073961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[67]
C000073961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[67]
C000073961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[67]
C000073961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[67]
C000073961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[67]
C000073961 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000073961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000073961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000073961 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000073961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000073961 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000073961 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000073961 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000073958 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073958 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073958 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000073958 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073958 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073958 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073958 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000073958 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073958 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073958 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[68]
C000073958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[68]
C000073958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[68]
C000073958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[68]
C000073958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[68]
C000073958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[68]
C000073958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[68]
C000073958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[68]
C000073958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[68]
C000073958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[68]
C000073958 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000073958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000073958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000073958 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000073958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000073958 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000073958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000073958 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000122166 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000122166 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000122166 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000122166 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000122166 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000122166 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000122166 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000122166 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000122166 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000122166 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000122166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[69]
C000122166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[69]
C000122166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[69]
C000122166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[69]
C000122166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[69]
C000122166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[69]
C000122166 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[69]
C000122166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[69]
C000122166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[69]
C000122166 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000122166 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000122166 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000122166 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000122166 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000122166 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000122166 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000122166 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000122166 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000122166 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000122166 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000073960 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073960 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073960 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000073960 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073960 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073960 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073960 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000073960 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073960 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073960 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[70]
C000073960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[70]
C000073960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[70]
C000073960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[70]
C000073960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[70]
C000073960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[70]
C000073960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[70]
C000073960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[70]
C000073960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[70]
C000073960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[70]
C000073960 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000073960 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000073960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000073960 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000073960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000073960 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000073960 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000073960 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000146700 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000146700 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000146700 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000146700 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000146700 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000146700 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000146700 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000146700 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000146700 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000146700 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000146700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[71]
C000146700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[71]
C000146700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[71]
C000146700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[71]
C000146700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[71]
C000146700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[71]
C000146700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[71]
C000146700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[71]
C000146700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[71]
C000146700 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[71]
C000146700 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000146700 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000146700 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000146700 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000146700 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000146700 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000146700 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000146700 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000146700 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000146700 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000073956 [Member] | Airbus [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
C000073956 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073956 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000073956 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000073956 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073956 [Member] | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000073956 [Member] | Siemens [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000073956 [Member] | Bharti Airtel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000073956 [Member] | Experian [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
C000073956 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.02%	[72]
C000073956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%	[72]
C000073956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[72]
C000073956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.56%	[72]
C000073956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.59%	[72]
C000073956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[72]
C000073956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[72]
C000073956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.57%	[72]
C000073956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[72]
C000073956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[72]
C000073956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000073956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000073956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.69%
C000073956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000073956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000073956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.36%
C000073956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.29%
C000073956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.57%
C000073956 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000146480 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146480 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146480 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146480 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146480 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146480 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146480 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146480 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146480 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146480 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146480 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[73]
C000146480 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[73]
C000146480 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[73]
C000146480 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[73]
C000146480 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[73]
C000146480 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[73]
C000146480 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[73]
C000146480 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[73]
C000146481 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146481 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146481 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146481 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146481 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146481 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146481 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146481 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146481 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146481 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[74]
C000146481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[74]
C000146481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[74]
C000146481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[74]
C000146481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[74]
C000146481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[74]
C000146481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[74]
C000146481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[74]
C000146478 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146478 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146478 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146478 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146478 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146478 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146478 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146478 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146478 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146478 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[75]
C000146478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[75]
C000146478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[75]
C000146478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[75]
C000146478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[75]
C000146478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[75]
C000146478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[75]
C000146478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[75]
C000146479 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146479 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146479 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146479 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146479 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146479 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146479 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146479 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146479 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146479 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[76]
C000146479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[76]
C000146479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[76]
C000146479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[76]
C000146479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[76]
C000146479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[76]
C000146479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[76]
C000146479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[76]
C000146476 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146476 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146476 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146476 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146476 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146476 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146476 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146476 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146476 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146476 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[77]
C000146476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[77]
C000146476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[77]
C000146476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[77]
C000146476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[77]
C000146476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[77]
C000146476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[77]
C000146476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[77]
C000146475 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146475 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146475 [Member] | nVent Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146475 [Member] | McCormick And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146475 [Member] | Service Corp International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
C000146475 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146475 [Member] | Watsco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C000146475 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146475 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C000146475 [Member] | L3Harris Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000146475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[78]
C000146475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.53%	[78]
C000146475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.67%	[78]
C000146475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.14%	[78]
C000146475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%	[78]
C000146475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%	[78]
C000146475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%	[78]
C000146475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[78]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[11]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[12]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[13]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[14]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[15]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[16]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[17]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[18]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[19]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[20]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[21]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[22]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[23]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[24]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[25]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[26]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[27]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[28]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[29]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[30]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[31]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[32]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[33]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[34]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[35]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[36]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[37]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[38]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[39]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[40]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[41]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[42]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[43]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[44]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[45]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[46]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[47]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[48]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[49]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[50]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[51]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[52]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[53]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[54]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[55]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[56]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[57]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[58]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[59]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[60]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[61]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[62]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[63]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[64]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[65]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[66]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[67]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[68]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[69]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[70]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[71]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[72]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[73]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[74]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[75]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[76]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[77]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[78]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.